Cash flow changes from financing activities (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Statement Line Items [Line Items]
Non-cash changes in financing activities beginning	$ 232,592	$ 211,213
Cash flows	(37,175)	1,585
Conversion/ Other	1,794	18,222
Unrealized exchange loss	(363)	(330)
Fair Value/ Amortization	(1,074)	1,902
Non-cash changes in financing activities ending	216,564	232,592
Investment Portfolio [Member]
Statement Line Items [Line Items]
Non-cash changes in financing activities beginning	20,790
Cash flows	150
Unrealized exchange loss	(247)
Fair Value/ Amortization	(2,248)
Non-cash changes in financing activities ending	18,445
Credit facility [Member]
Statement Line Items [Line Items]
Non-cash changes in financing activities beginning	76,472	76,465
Cash flows	(39,050)	(565)
Fair Value/ Amortization	222	572
Non-cash changes in financing activities ending	37,644	76,472
Lease liability [Member]
Statement Line Items [Line Items]
Non-cash changes in financing activities beginning	5,208	4,694
Cash flows	(444)	(833)
Conversion/ Other	(428)	1,347
Non-cash changes in financing activities ending	4,336	5,208
Debentures [Member]
Statement Line Items [Line Items]
Non-cash changes in financing activities beginning	44,039	42,156
Cash flows	(399)	2,213
Conversion/ Other	(3,175)
Unrealized exchange loss	(116)	(330)
Fair Value/ Amortization	309
Non-cash changes in financing activities ending	40,658	44,039
Convertible debentures [Member]
Statement Line Items [Line Items]
Non-cash changes in financing activities beginning	12,373	11,889
Conversion/ Other	(4,265)	(276)
Fair Value/ Amortization	643	760
Non-cash changes in financing activities ending	8,751	12,373
Derivative financial liability [Member]
Statement Line Items [Line Items]
Non-cash changes in financing activities beginning		964
Conversion/ Other		(1,534)
Fair Value/ Amortization		570
Share capital [Member]
Statement Line Items [Line Items]
Non-cash changes in financing activities beginning	94,500	75,045
Cash flows	2,568	770
Conversion/ Other	9,662	18,685
Non-cash changes in financing activities ending	$ 106,730	$ 94,500